Distribution Date:	09/15/23	Wells Fargo Commercial Mortgage Trust 2015-C30
Determination Date:	09/11/23
Next Distribution Date:	10/17/23
Record Date:	08/31/23	Commercial Mortgage Pass-Through Certificates
Series 2015-C30

Table of Contents			Contacts
Section	Pages	Role	Party and Contact Information
Certificate Distribution Detail	2	Depositor	Wells Fargo Commercial Mortgage Securities, Inc.
Certificate Factor Detail	3		Anthony Sfarra	(212) 214-5613	Anthony.Sfarra@wellsfargo.com
Certificate Interest Reconciliation Detail	4		375 Park Avenue, 2nd Floor, J0127-023 | New York, NY 10152 | United States
		Master Servicer	Wells Fargo Bank, N.A.
Exchangeable Certificate Detail	5
			Investor Relations		REAM_InvestorRelations@WellsFargo.com
Exchangeable Certificate Factor Detail	6
			1901 Harrison Street | Oakland, CA 94612 | United States
Additional Information	7	Master Servicer	National Cooperative Bank, N.A.
Bond / Collateral Reconciliation - Cash Flows	8		Tom Klump	(703) 302-8080	tklump@ncb.coop
Bond / Collateral Reconciliation - Balances	9		2011 Crystal Drive, Suite 800 | Arlington, VA 22202 | United States
Current Mortgage Loan and Property Stratification	10-14	Special Servicer	Rialto Capital Advisors, LLC
Mortgage Loan Detail (Part 1)	15-18		Niral Shah	(305) 485-2041	Niral.Shah@rialtocapital.com
Mortgage Loan Detail (Part 2)	19-22		200 S. Biscayne Blvd., Suite 3550 | Miami, FL 33131 | United States
Principal Prepayment Detail	23	Trust Advisor	Pentalpha Surveillance LLC
			Don Simon	(203) 660-6100
Historical Detail	24
			375 North French Road, Suite 100 | Amherst, NY 14228 | United States
Delinquency Loan Detail	25
		Certificate Administrator	Computershare Trust Company, N.A. as agent for Wells Fargo
Collateral Stratification and Historical Detail	26		Bank, N.A.
Specially Serviced Loan Detail - Part 1	27		Corporate Trust Services (CMBS)		cctcmbsbondadmin@computershare.com;
					trustadministrationgroup@computershare.com
Specially Serviced Loan Detail - Part 2	28		9062 Old Annapolis Road | Columbia, MD 21045 | United States
Modified Loan Detail	29	Trustee	Wilmington Trust, National Association
Historical Liquidated Loan Detail	30		Attention: CMBS Trustee	(302) 636-4140	CMBSTrustee@wilmingtontrust.com
Historical Bond / Collateral Loss Reconciliation Detail	31		1100 North Market Street | Wilmington, DE 19890 | United States
Interest Shortfall Detail - Collateral Level	32
Supplemental Notes	33

This report is compiled by Computershare Trust Company, N.A. from information provided by third parties. Computershare Trust Company, N.A. has not independently confirmed the accuracy of the information.

Please visit www.ctslink.com for additional information and if applicable, any special notices and any credit risk retention notices. In addition, certificate holders may register online for email notification when special notices are posted. For information or assistance please call 866-846-4526.

© 2021 Computershare. All rights reserved. Confidential.	Page 1 of 33

				Certificate Distribution Detail

											Current	Original
		Pass-Through			Principal	Interest	Prepayment				Credit	Credit
Class	CUSIP	Rate (2)	Original Balance Beginning Balance		Distribution	Distribution	Penalties	Realized Losses Total Distribution Ending Balance			Support¹ Support¹

A-1	94989NBB2	1.652000%	38,940,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-2	94989NBC0	2.573000%	4,385,000.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	30.00%
A-3	94989NBD8	3.411000%	150,000,000.00	139,733,129.77	0.00	397,191.42	0.00	0.00	397,191.42	139,733,129.77	34.39%	30.00%
A-4	94989NBE6	3.664000%	263,131,000.00	263,131,000.00	0.00	803,426.65	0.00	0.00	803,426.65	263,131,000.00	34.39%	30.00%
A-SB	94989NBF3	3.412000%	61,764,000.00	22,047,086.75	1,102,834.92	62,687.22	0.00	0.00	1,165,522.14	20,944,251.83	34.39%	30.00%
A-S	94989NBG1	4.067000%	51,822,000.00	51,822,000.00	0.00	175,633.39	0.00	0.00	175,633.39	51,822,000.00	26.36%	23.00%
B	94989NBK2	4.400000%	43,493,000.00	43,493,000.00	0.00	159,474.33	0.00	0.00	159,474.33	43,493,000.00	19.63%	17.13%
C	94989NBL0	4.647869%	31,464,000.00	31,464,000.00	0.00	121,867.12	0.00	0.00	121,867.12	31,464,000.00	14.76%	12.88%
D	94989NAL1	4.647869%	39,792,000.00	39,792,000.00	0.00	154,123.33	0.00	0.00	154,123.33	39,792,000.00	8.60%	7.50%
E	94989NAN7	3.250000%	16,657,000.00	16,657,000.00	0.00	45,112.71	0.00	0.00	45,112.71	16,657,000.00	6.02%	5.25%
F	94989NAQ0	3.250000%	8,328,000.00	8,328,000.00	0.00	22,555.00	0.00	0.00	22,555.00	8,328,000.00	4.73%	4.13%
G	94989NAS6	3.250000%	8,329,000.00	8,329,000.00	0.00	22,557.71	0.00	0.00	22,557.71	8,329,000.00	3.44%	3.00%
H	94989NAU1	3.250000%	22,209,909.00	22,209,909.00	0.00	28,299.21	0.00	0.00	28,299.21	22,209,909.00	0.00%	0.00%
V	94989NAW7	0.000000%	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
R	94989NAY3	0.000000%	1.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00%	0.00%
Regular SubTotal			740,314,910.01	647,006,125.52	1,102,834.92	1,992,928.09	0.00	0.00	3,095,763.01	645,903,290.60

X-A	94989NBH9	1.025872%	570,042,000.00	476,733,216.52	0.00	407,555.85	0.00	0.00	407,555.85	475,630,381.60
X-B	94989NBJ5	0.143823%	74,957,000.00	74,957,000.00	0.00	8,983.80	0.00	0.00	8,983.80	74,957,000.00
X-E	94989NAA5	1.397869%	16,657,000.00	16,657,000.00	0.00	19,403.58	0.00	0.00	19,403.58	16,657,000.00
X-FG	94989NAC1	1.397869%	16,657,000.00	16,657,000.00	0.00	19,403.58	0.00	0.00	19,403.58	16,657,000.00
X-H	94989NAE7	1.397869%	22,209,909.00	22,209,909.00	0.00	25,872.12	0.00	0.00	25,872.12	22,209,909.00
Notional SubTotal			700,522,909.00	607,214,125.52	0.00	481,218.93	0.00	0.00	481,218.93	606,111,290.60

Deal Distribution Total					1,102,834.92	2,474,147.02	0.00	0.00	3,576,981.94

*	Denotes the Controlling Class (if required)
(1)

Calculated by taking (A) the sum of the ending certificate balance of all classes in a series less (B) the sum of (i) the ending certificate balance of the designated class and (ii) the ending certificate balance of all classes which are not subordinate to the designated class and

	dividing the result by (A).
(2)

Pass-Through Rates with respect to any Class of Certificates on next month’s Payment Date is expected to be the same as the current respective Pass-Through Rate, subject to any modifications on the underlying loans, any change in certificate or pool balance, any change in

	the underlying index (if and as applicable), and any other matters provided in the governing documents.

© 2021 Computershare. All rights reserved. Confidential.											Page 2 of 33

				Certificate Factor Detail
						Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
A-1	94989NBB2	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-2	94989NBC0	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
A-3	94989NBD8	931.55419847	0.00000000	2.64794280	0.00000000	0.00000000	0.00000000	0.00000000	2.64794280	931.55419847
A-4	94989NBE6	1,000.00000000	0.00000000	3.05333332	0.00000000	0.00000000	0.00000000	0.00000000	3.05333332	1,000.00000000
A-SB	94989NBF3	356.95691260	17.85562658	1.01494754	0.00000000	0.00000000	0.00000000	0.00000000	18.87057412	339.10128602
A-S	94989NBG1	1,000.00000000	0.00000000	3.38916657	0.00000000	0.00000000	0.00000000	0.00000000	3.38916657	1,000.00000000
B	94989NBK2	1,000.00000000	0.00000000	3.66666659	0.00000000	0.00000000	0.00000000	0.00000000	3.66666659	1,000.00000000
C	94989NBL0	1,000.00000000	0.00000000	3.87322400	0.00000000	0.00000000	0.00000000	0.00000000	3.87322400	1,000.00000000
D	94989NAL1	1,000.00000000	0.00000000	3.87322401	0.00000000	0.00000000	0.00000000	0.00000000	3.87322401	1,000.00000000
E	94989NAN7	1,000.00000000	0.00000000	2.70833343	0.00000000	0.00000000	0.00000000	0.00000000	2.70833343	1,000.00000000
F	94989NAQ0	1,000.00000000	0.00000000	2.70833333	0.00000000	0.00000000	0.00000000	0.00000000	2.70833333	1,000.00000000
G	94989NAS6	1,000.00000000	0.00000000	2.70833353	0.00000000	0.00000000	0.00000000	0.00000000	2.70833353	1,000.00000000
H	94989NAU1	1,000.00000000	0.00000000	1.27417046	1.43416301	49.39150223	0.00000000	0.00000000	1.27417046	1,000.00000000
V	94989NAW7	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000
R	94989NAY3	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

Notional Certificates
X-A	94989NBH9	836.31244105	0.00000000	0.71495758	0.00000000	0.00000000	0.00000000	0.00000000	0.71495758	834.37778550
X-B	94989NBJ5	1,000.00000000	0.00000000	0.11985272	0.00000000	0.00000000	0.00000000	0.00000000	0.11985272	1,000.00000000
X-E	94989NAA5	1,000.00000000	0.00000000	1.16489044	0.00000000	0.00000000	0.00000000	0.00000000	1.16489044	1,000.00000000
X-FG	94989NAC1	1,000.00000000	0.00000000	1.16489044	0.00000000	0.00000000	0.00000000	0.00000000	1.16489044	1,000.00000000
X-H	94989NAE7	1,000.00000000	0.00000000	1.16489086	0.00000000	0.00000000	0.00000000	0.00000000	1.16489086	1,000.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 3 of 33

				Certificate Interest Reconciliation Detail

									Additional
				Accrued	Net Aggregate	Distributable	Interest		Interest
		Accrual	Prior Interest	Certificate	Prepayment	Certificate	Shortfalls /	Payback of Prior	Distribution	Interest	Cumulative
Class	Accrual Period	Days	Shortfalls	Interest	Interest Shortfall	Interest	(Paybacks)	Realized Losses	Amount	Distribution	Interest Shortfalls
A-1	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-2	N/A	N/A	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
A-3	08/01/23 - 08/30/23	30	0.00	397,191.42	0.00	397,191.42	0.00	0.00	0.00	397,191.42	0.00
A-4	08/01/23 - 08/30/23	30	0.00	803,426.65	0.00	803,426.65	0.00	0.00	0.00	803,426.65	0.00
A-SB	08/01/23 - 08/30/23	30	0.00	62,687.22	0.00	62,687.22	0.00	0.00	0.00	62,687.22	0.00
X-A	08/01/23 - 08/30/23	30	0.00	407,555.85	0.00	407,555.85	0.00	0.00	0.00	407,555.85	0.00
X-B	08/01/23 - 08/30/23	30	0.00	8,983.80	0.00	8,983.80	0.00	0.00	0.00	8,983.80	0.00
X-E	08/01/23 - 08/30/23	30	0.00	19,403.58	0.00	19,403.58	0.00	0.00	0.00	19,403.58	0.00
X-FG	08/01/23 - 08/30/23	30	0.00	19,403.58	0.00	19,403.58	0.00	0.00	0.00	19,403.58	0.00
X-H	08/01/23 - 08/30/23	30	0.00	25,872.12	0.00	25,872.12	0.00	0.00	0.00	25,872.12	0.00
A-S	08/01/23 - 08/30/23	30	0.00	175,633.39	0.00	175,633.39	0.00	0.00	0.00	175,633.39	0.00
B	08/01/23 - 08/30/23	30	0.00	159,474.33	0.00	159,474.33	0.00	0.00	0.00	159,474.33	0.00
C	08/01/23 - 08/30/23	30	0.00	121,867.12	0.00	121,867.12	0.00	0.00	0.00	121,867.12	0.00
D	08/01/23 - 08/30/23	30	0.00	154,123.33	0.00	154,123.33	0.00	0.00	0.00	154,123.33	0.00
E	08/01/23 - 08/30/23	30	0.00	45,112.71	0.00	45,112.71	0.00	0.00	0.00	45,112.71	0.00
F	08/01/23 - 08/30/23	30	0.00	22,555.00	0.00	22,555.00	0.00	0.00	0.00	22,555.00	0.00
G	08/01/23 - 08/30/23	30	0.00	22,557.71	0.00	22,557.71	0.00	0.00	0.00	22,557.71	0.00
H	08/01/23 - 08/30/23	30	1,065,128.14	60,151.84	0.00	60,151.84	31,852.63	0.00	0.00	28,299.21	1,096,980.77
Totals			1,065,128.14	2,505,999.65	0.00	2,505,999.65	31,852.63	0.00	0.00	2,474,147.02	1,096,980.77

© 2021 Computershare. All rights reserved. Confidential.												Page 4 of 33

				Exchangeable Certificate Detail
		Pass-Through	Maximum Initial				Prepayment
Class	CUSIP	Rate	Balance	Beginning Balance Principal Distribution Interest Distribution			Penalties	Losses	Total Distribution	Ending Balance
Regular Interest
A-S (Cert)	94989NBG1	4.067000%	51,822,000.00	51,822,000.00	0.00	175,633.39	0.00	0.00	175,633.39	51,822,000.00
A-S (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
B (Cert)	94989NBK2	4.400000%	43,493,000.00	43,493,000.00	0.00	159,474.33	0.00	0.00	159,474.33	43,493,000.00
B (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
C (Cert)	94989NBL0	4.647869%	31,464,000.00	31,464,000.00	0.00	121,867.12	0.00	0.00	121,867.12	31,464,000.00
C (PEX)	NA	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Regular Interest Total			126,779,000.03	126,779,000.00	0.00	456,974.84	0.00	0.00	456,974.84	126,779,000.00

Exchangeable Certificate Details
PEX	94989NBM8	N/A	0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00
Exchangeable Certificates Total			0.01	0.00	0.00	0.00	0.00	0.00	0.00	0.00

© 2021 Computershare. All rights reserved. Confidential.										Page 5 of 33

Exchangeable Certificate Factor Detail
Cumulative
					Interest Shortfalls	Interest
Class	CUSIP	Beginning Balance	Principal Distribution	Interest Distribution	/ (Paybacks)	Shortfalls	Prepayment Penalties	Losses	Total Distribution	Ending Balance
Regular Certificates
PEX	94989NBM8	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000	0.00000000

© 2021 Computershare. All rights reserved. Confidential.										Page 6 of 33

	Additional Information
Total Available Distribution Amount (1)	3,576,981.94
(1) The Available Distribution Amount includes any Prepayment Premiums.

© 2021 Computershare. All rights reserved. Confidential.		Page 7 of 33

Bond / Collateral Reconciliation - Cash Flows

Total Funds Collected		Total Funds Distributed
Interest		Fees
Interest Paid or Advanced	2,525,519.40	Master Servicing Fee	14,338.29
Interest Reductions due to Nonrecoverability Determination	0.00	Certificate Administrator Fee	3,188.58
Interest Adjustments	0.00	Trustee Fee	210.00
Deferred Interest	0.00	CREFC® Intellectual Property Royalty License Fee	278.57
ARD Interest	0.00	Operating Advisor Fee	0.00
Net Prepayment Interest Excess / (Shortfall)	0.00	Asset Representations Reviewer Fee	1,504.29
Extension Interest	0.00
Interest Reserve Withdrawal	0.00
Total Interest Collected	2,525,519.40	Total Fees	19,519.73

Principal		Expenses/Reimbursements
Scheduled Principal	1,102,834.92	Reimbursement for Interest on Advances	0.00
Unscheduled Principal Collections		ASER Amount	27,270.32
Principal Prepayments	0.00	Special Servicing Fees (Monthly)	4,582.31
Collection of Principal after Maturity Date	0.00	Special Servicing Fees (Liquidation)	0.00
Recoveries From Liquidations and Insurance Proceeds	0.00	Special Servicing Fees (Work Out)	0.00
Excess of Prior Principal Amounts Paid	0.00	Legal Fees	0.00
Curtailments	0.00	Rating Agency Expenses	0.00
Principal Adjustments	0.00	Taxes Imposed on Trust Fund	0.00
		Non-Recoverable Advances	0.00
		Workout Delayed Reimbursement Amounts	0.00
		Other Expenses	0.00
Total Principal Collected	1,102,834.92	Total Expenses/Reimbursements	31,852.63

		Interest Reserve Deposit	0.00

Other		Payments to Certificateholders and Others
Prepayment Penalties / Yield Maintenance	0.00	Interest Distribution	2,474,147.02
Gain on Sale / Excess Liquidation Proceeds	0.00	Principal Distribution	1,102,834.92
Borrower Option Extension Fees	0.00	Prepayment Penalties / Yield Maintenance	0.00
		Borrower Option Extension Fees	0.00
Total Other Collected	0.00	Total Payments to Certificateholders and Others	3,576,981.94
Total Funds Collected	3,628,354.32	Total Funds Distributed	3,628,354.30

© 2021 Computershare. All rights reserved. Confidential.			Page 8 of 33

	Bond / Collateral Reconciliation - Balances

	Collateral Reconciliation		Certificate Reconciliation
		Total		Total
Beginning Scheduled Collateral Balance	647,006,125.65	647,006,125.65	Beginning Certificate Balance	647,006,125.52
(-) Scheduled Principal Collections	1,102,834.92	1,102,834.92	(-) Principal Distributions	1,102,834.92
(-) Unscheduled Principal Collections	0.00	0.00	(-) Realized Losses	0.00
(-) Principal Adjustments (Cash)	0.00	0.00	Realized Loss and Realized Loss Adjustments on Collateral	0.00
(-) Principal Adjustments (Non-Cash)	0.00	0.00	Current Period NRA¹	0.00
(-) Realized Losses from Collateral	0.00	0.00	Current Period WODRA¹	0.00
(-) Other Adjustments²	0.00	0.00	Principal Used to Pay Interest	0.00
			Non-Cash Principal Adjustments	0.00
Ending Scheduled Collateral Balance	645,903,290.73	645,903,290.73	Certificate Other Adjustments**	0.00
Beginning Actual Collateral Balance	648,272,851.26	648,272,851.26	Ending Certificate Balance	645,903,290.60
Ending Actual Collateral Balance	646,987,834.74	646,987,834.74

	NRA/WODRA Reconciliation		Under / Over Collateralization Reconciliation
	Non-Recoverable Advances (NRA) from	Workout Delayed Reimbursement of Advances
	Principal	(WODRA) from Principal	Beginning UC / (OC)	(0.13)
Beginning Cumulative Advances	0.00	0.00	UC / (OC) Change	0.00
Current Period Advances	0.00	0.00	Ending UC / (OC)	(0.13)
Ending Cumulative Advances	0.00	0.00	Net WAC Rate	4.65%
			UC / (OC) Interest	0.00
(1)	Current Period NRA and WODRA displayed will represent the portion applied as Realized Losses to the bonds.
(2)	Other Adjustments value will represent miscellaneous items that may impact the Scheduled Balance of the collateral.
**	A negative value for Certificate Other Adjustments represents the payback of prior Principal Shortfalls, if any.

© 2021 Computershare. All rights reserved. Confidential.				Page 9 of 33

			Current Mortgage Loan and Property Stratification

		Scheduled Balance							Debt Service Coverage Ratio¹
Scheduled	# Of	Scheduled	% Of			Weighted Avg	Debt Service Coverage	# Of	Scheduled	% Of			Weighted Avg
				WAM²	WAC						WAM²	WAC
Balance	Loans	Balance	Agg. Bal.			DSCR¹	Ratio	Loans	Balance	Agg. Bal.			DSCR¹
Defeased	20	186,116,405.08	28.81%	19	4.6417	NAP	Defeased	20	186,116,405.08	28.81%	19	4.6417	NAP
1,000,000 or less	1	742,610.57	0.11%	23	4.8800	3.742500	1.20 or less	21	85,852,849.97	13.29%	22	4.4695	0.018564
1,000,001 to 2,000,000	18	26,380,623.79	4.08%	22	4.3615	1.640117	1.21 to 1.30	3	8,418,820.00	1.30%	22	4.4503	1.254362
2,000,001 to 3,000,000	17	41,987,769.76	6.50%	22	4.4932	1.777170	1.31 to 1.40	5	42,121,949.62	6.52%	22	4.4437	1.363782
3,000,001 to 4,000,000	9	31,444,073.01	4.87%	22	4.2689	1.772532	1.41 to 1.50	7	79,534,385.22	12.31%	22	4.2104	1.477279
4,000,001 to 5,000,000	4	17,929,169.45	2.78%	22	4.5310	2.108357	1.51 to 1.60	3	36,925,875.78	5.72%	21	4.4078	1.561672
5,000,001 to 6,000,000	8	44,713,823.22	6.92%	22	4.5241	1.384006	1.61 to 1.70	4	18,804,496.86	2.91%	22	4.7295	1.658967
6,000,001 to 7,000,000	0	0.00	0.00%	0	0.0000	0.000000	1.71 to 1.80	3	38,588,942.98	5.97%	22	4.9271	1.778459
7,000,001 to 8,000,000	5	36,335,594.56	5.63%	21	4.6027	2.060178	1.81 to 1.90	1	2,986,159.59	0.46%	22	4.6100	1.863600
8,000,001 to 9,000,000	3	26,120,465.28	4.04%	22	4.6588	(1.277776)	1.91 to 2.00	4	33,780,556.79	5.23%	22	4.6015	1.959858
9,000,001 to 10,000,000	2	18,165,919.83	2.81%	22	4.6596	1.429779	2.01 to 2.25	6	42,771,438.27	6.62%	22	4.4071	2.100120
10,000,001 to 15,000,000	2	21,097,817.64	3.27%	22	4.5240	2.234084	2.26 to 2.50	5	20,806,872.86	3.22%	22	4.4743	2.386712
15,000,001 to 20,000,000	2	34,966,237.27	5.41%	21	4.4805	1.034300	2.51 to 3.00	7	26,867,468.47	4.16%	21	4.4971	2.642314
20,000,001 to 30,000,000	3	71,276,735.31	11.04%	22	4.4570	1.845739	3.01 to 3.50	5	19,532,377.73	3.02%	22	4.8133	3.156552
30,000,001 to 50,000,000	1	35,485,115.16	5.49%	22	4.9600	1.779100	3.51 to 4.00	1	742,610.57	0.11%	23	4.8800	3.742500
50,000,001 to 70,000,000	1	53,140,930.80	8.23%	22	4.1300	1.476900	4.01 or greater	1	2,052,080.94	0.32%	22	4.6900	4.263400
70,000,001 or greater	0	0.00	0.00%	0	0.0000	0.000000	Totals	96	645,903,290.73	100.00%	21	4.5329	1.535442
Totals	96	645,903,290.73	100.00%	21	4.5329	1.535442
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.													Page 10 of 33

			Current Mortgage Loan and Property Stratification

			State³
									Property Type³

	# Of	Scheduled	% Of			Weighted Avg
State				WAM²	WAC			# Of	Scheduled	% Of			Weighted Avg
	Properties	Balance	Agg. Bal.			DSCR¹	Property Type				WAM²	WAC
								Properties	Balance	Agg. Bal.			DSCR¹

Defeased	22	186,116,405.08	28.81%	19	4.6417	NAP
							Defeased	22	186,116,405.08	28.81%	19	4.6417	NAP
Alabama	1	1,120,259.39	0.17%	22	4.7800	3.027700
							Industrial	1	3,454,189.08	0.53%	22	4.5200	2.058000
Arizona	2	10,737,794.39	1.66%	22	4.5930	(4.805995)
							Lodging	6	78,280,905.67	12.12%	21	4.5376	0.807513
Arkansas	1	35,485,115.16	5.49%	22	4.9600	1.779100
							Mixed Use	1	1,488,219.50	0.23%	22	4.7800	3.027700
California	10	56,310,345.72	8.72%	22	4.5251	1.824570
							Mobile Home Park	13	30,422,575.71	4.71%	22	4.7494	2.512313
Colorado	2	28,951,187.15	4.48%	21	4.4911	1.647261
							Multi-Family	25	91,296,157.82	14.13%	22	4.2813	1.337554
Florida	4	27,632,176.73	4.28%	22	4.8480	2.266183
							Office	5	69,975,543.39	10.83%	22	4.7162	1.851569
Georgia	7	18,359,597.80	2.84%	22	4.6951	1.928715
							Retail	23	145,419,283.40	22.51%	22	4.4259	1.451944
Kentucky	1	2,772,541.33	0.43%	22	4.7200	1.638600
							Self Storage	10	39,450,011.08	6.11%	22	4.4875	2.178403
Louisiana	1	2,986,159.59	0.46%	22	4.6100	1.863600
							Totals	106	645,903,290.73	100.00%	21	4.5329	1.535442
Michigan	4	8,998,792.15	1.39%	22	4.7147	2.177994

Minnesota	1	2,509,525.02	0.39%	22	4.6900	2.402200

Mississippi	2	4,310,407.12	0.67%	20	4.4719	2.675509

Nevada	1	7,252,016.34	1.12%	21	4.2700	2.190500

New Jersey	2	23,573,244.18	3.65%	22	4.3400	2.068300

New York	19	54,911,842.60	8.50%	22	4.0058	1.186563

North Carolina	4	33,368,730.55	5.17%	21	4.3953	1.799375

Ohio	4	30,738,708.17	4.76%	22	4.6299	1.905951

Pennsylvania	2	19,346,653.84	3.00%	22	4.6738	0.926588

Tennessee	2	3,815,209.29	0.59%	21	4.8337	1.187665

Texas	7	17,421,238.54	2.70%	22	4.6855	1.672342

Virginia	1	4,753,415.22	0.74%	21	4.8700	(0.056100)

Washington	6	64,431,925.37	9.98%	22	4.2229	1.390833

Totals	106	645,903,290.73	100.00%	21	4.5329	1.535442

Note: Please refer to footnotes on the next page of the report.

© 2021 Computershare. All rights reserved. Confidential.													Page 11 of 33

				Current Mortgage Loan and Property Stratification

			Note Rate							Seasoning
		# Of	Scheduled	% Of			Weighted Avg		# Of	Scheduled	% Of			Weighted Avg
	Note Rate				WAM²	WAC		Seasoning				WAM²	WAC
		Loans	Balance	Agg. Bal.			DSCR¹		Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	186,116,405.08	28.81%	19	4.6417	NAP	Defeased	20	186,116,405.08	28.81%	19	4.6417	NAP
	3.750% or less	7	18,617,269.37	2.88%	22	3.7039	1.133671	12 months or less	0	0.00	0.00%	0	0.0000	0.000000
	3.751% to 4.000%	8	18,690,334.59	2.89%	22	3.8436	1.236919	13 months to 24 months	0	0.00	0.00%	0	0.0000	0.000000
	4.001% to 4.250%	5	67,773,024.72	10.49%	22	4.1346	1.583709	25 months to 36 months	0	0.00	0.00%	0	0.0000	0.000000
	4.251% to 4.500%	11	106,164,776.92	16.44%	21	4.3726	1.899236	37 months to 48 months	0	0.00	0.00%	0	0.0000	0.000000
	4.501% to 4.750%	28	149,944,394.00	23.21%	22	4.6209	1.119034	49 months or greater	76	459,786,885.65	71.19%	22	4.4889	1.522478
	4.751% to 5.000%	11	79,936,849.96	12.38%	22	4.8776	1.694788	Totals	96	645,903,290.73	100.00%	21	4.5329	1.535442
	5.001% to 5.250%	3	14,763,896.13	2.29%	22	5.0802	2.279818
	5.251% or greater	3	3,896,339.96	0.60%	23	5.3758	2.540416
	Totals	96	645,903,290.73	100.00%	21	4.5329	1.535442
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 12 of 33

				Current Mortgage Loan and Property Stratification

		Anticipated Remaining Term (ARD and Balloon Loans)							Remaining Amortization Term (ARD and Balloon Loans)
	Anticipated	# Of	Scheduled	% Of			Weighted Avg	Remaining	# Of	Scheduled	% Of			Weighted Avg
					WAM²	WAC						WAM²	WAC
	Remaining Term	Loans	Balance	Agg. Bal.			DSCR¹	Amortization Term	Loans	Balance	Agg. Bal.			DSCR¹
	Defeased	20	186,116,405.08	28.81%	19	4.6417	NAP	Defeased	20	186,116,405.08	28.81%	19	4.6417	NAP
	58 months or less	76	459,786,885.65	71.19%	22	4.4889	1.522478	Interest Only	4	8,850,000.00	1.37%	22	3.8034	0.860565
	59 months or greater	0	0.00	0.00%	0	0.0000	0.000000	300 months or less	67	436,204,646.34	67.53%	22	4.5270	1.547489
	Totals	96	645,903,290.73	100.00%	21	4.5329	1.535442	301 months to 355 months	0	0.00	0.00%	0	0.0000	0.000000
								356 months to 477 months	5	14,732,239.31	2.28%	21	3.7725	1.179540
								478 months or greater	0	0.00	0.00%	0	0.0000	0.000000
								Totals	96	645,903,290.73	100.00%	21	4.5329	1.535442
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.														Page 13 of 33

				Current Mortgage Loan and Property Stratification

			Age of Most Recent NOI						Remaining Stated Term (Fully Amortizing Loans)
	Age of Most	# Of	Scheduled	% Of			Weighted Avg	Age of Most	# Of	Scheduled	% Of	Weighted Avg
					WAM²	WAC					WAM²	WAC
	Recent NOI	Loans	Balance	Agg. Bal.			DSCR¹	Recent NOI	Loans	Balance	Agg. Bal.	DSCR¹
	Defeased	20	186,116,405.08	28.81%	19	4.6417	NAP			No outstanding loans in this group
Underwriter's Information		0	0.00	0.00%	0	0.0000	0.000000
	12 months or less	64	424,571,563.16	65.73%	22	4.5093	1.537246
	13 to 24 months	5	11,429,351.21	1.77%	21	3.7861	1.445917
	25 months or greater	7	23,785,971.28	3.68%	22	4.4622	1.295654
	Totals	96	645,903,290.73	100.00%	21	4.5329	1.535442
(1)

Debt Service Coverage Ratios are updated periodically as new NOI figures become available from borrowers on an asset level. In all cases the most current DSCR provided by the Servicer is used. To the extent that no DSCR is provided by the Servicer, information from the offering document is used. The debt service coverage ratio information was provided to the Certificate Administrator by the Master Servicer and the Certificate Administrator has not independently confirmed the accuracy of such information.

(2)	Anticipated Remaining Term and WAM are each calculated based upon the term from the current month to the earlier of the Anticipated Repayment Date, if applicable, and the Maturity Date.
(3)

Data in this table was calculated by allocating pro-rata the current loan information to the properties based upon the Cut Off Date Balance of each property as disclosed in the offering document. The Scheduled Balance Totals reflect the aggregate balances of all pooled loans as reported in the

CREFC Loan Periodic Update File. To the extent that the Scheduled Balance Total figure for the "State" and "Property" stratification tables is not equal to the sum of the scheduled balance figures for each state or property, the difference is explained by loans that have been modified into a split loan structure. The "State" and "Property" stratification tables do not include the balance of the subordinate note (sometimes called the B-piece or a "hope note") of a loan that has been modified into a split-loan structure. Rather, the scheduled balance for each state or property only reflects the

	balance of the senior note (sometimes called the A-piece) of a loan that has been modified into a split-loan structure.

© 2021 Computershare. All rights reserved. Confidential.												Page 14 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
1	300571348	MF	Troy	MI	Actual/360	4.550%	239,980.90	0.00	0.00	N/A	01/06/25	--	61,250,000.00	61,250,000.00	09/06/23
1A	300571350	MF	Troy	MI	Actual/360	4.550%	47,996.18	0.00	0.00	N/A	01/06/25	--	12,250,000.00	12,250,000.00	09/06/23
2	610923200	RT	Spokane	WA	Actual/360	4.130%	189,351.19	101,612.97	0.00	N/A	07/11/25	--	53,242,543.77	53,140,930.80	09/11/23
3	310928683	OF	Little Rock	AR	Actual/360	4.960%	152,010.21	105,203.99	0.00	N/A	07/11/25	--	35,590,319.15	35,485,115.16	09/11/23
4	310929811	LO	Denver	CO	Actual/360	4.460%	106,365.87	87,381.71	0.00	N/A	06/11/25	--	27,695,437.28	27,608,055.57	09/11/23
5	310927678	OF	Various	NJ	Actual/360	4.340%	88,261.03	43,503.07	0.00	N/A	07/11/25	--	23,616,747.25	23,573,244.18	09/11/23
6	300571341	MF	Columbus	OH	Actual/360	4.590%	79,558.01	33,092.31	0.00	N/A	07/06/25	--	20,128,527.87	20,095,435.56	09/06/23
7	310928645	LO	Charlotte	NC	Actual/360	4.340%	69,617.91	39,771.15	0.00	N/A	06/01/25	--	18,628,250.90	18,588,479.75	09/01/23
8	300571352	MF	West Sacramento	CA	Actual/360	4.780%	88,309.26	25,804.39	0.00	N/A	07/06/25	--	21,454,537.00	21,428,732.61	09/06/23
9	416000194	MF	Philadelphia	PA	Actual/360	4.640%	65,552.91	28,698.98	0.00	N/A	07/01/25	--	16,406,456.50	16,377,757.52	09/01/23
10	416000196	MF	Slidell	LA	Actual/360	4.930%	56,731.90	25,813.61	0.00	N/A	07/01/25	--	13,363,530.07	13,337,716.46	09/01/23
11	310929178	RT	Various	Various	Actual/360	4.300%	40,152.34	17,562.04	0.00	N/A	07/11/25	--	10,843,842.13	10,826,280.09	09/11/23
12	304340012	MH	Largo	FL	Actual/360	4.760%	42,174.13	17,623.52	0.00	N/A	07/01/25	--	10,289,161.07	10,271,537.55	09/01/23
13	300571356	MU	Diamond Bar	CA	Actual/360	4.750%	42,842.54	14,538.67	0.00	N/A	07/06/25	--	10,474,236.52	10,459,697.85	09/06/23
14	310927278	IN	Rancho Cordova	CA	Actual/360	4.410%	39,106.04	15,290.63	0.00	N/A	07/11/25	--	10,297,839.12	10,282,548.49	09/11/23
15	300571338	OF	Cooper City	FL	Actual/360	4.770%	36,421.28	17,694.06	0.00	N/A	06/06/25	--	8,867,019.36	8,849,325.30	09/06/23
16	416000198	LO	Phoenix	AZ	Actual/360	4.680%	34,585.39	17,158.25	0.00	N/A	08/01/25	--	8,581,983.42	8,564,825.17	04/01/21
17	300571335	LO	Brooklyn	NY	Actual/360	4.525%	33,989.97	16,827.21	0.00	N/A	06/06/25	--	8,723,142.02	8,706,314.81	09/06/23
18	310929463	SS	Various	TX	Actual/360	4.590%	36,162.73	15,041.96	0.00	N/A	07/11/25	--	9,149,330.86	9,134,288.90	09/11/23
19	304340019	MF	Greenville	NC	Actual/360	4.650%	34,336.59	17,227.09	0.00	N/A	08/05/25	--	8,575,214.61	8,557,987.52	09/05/23
20	610927591	RT	Santa Clarita	CA	Actual/360	4.730%	36,837.67	12,604.37	0.00	N/A	07/11/25	--	9,044,235.30	9,031,630.93	09/11/23
21	304340021	LO	Winter Haven	FL	Actual/360	5.050%	33,847.18	14,742.16	0.00	N/A	07/01/25	--	7,783,445.47	7,768,703.31	09/01/23
22	410928375	SS	Reno	NV	Actual/360	4.270%	26,722.93	15,684.65	0.00	N/A	06/11/25	--	7,267,700.99	7,252,016.34	09/11/23
23	300571343	LO	Concord	NC	Actual/360	4.640%	28,203.88	14,286.72	0.00	N/A	07/06/25	--	7,058,813.78	7,044,527.06	09/06/23
24	300571334	RT	Bristol	Various	Actual/360	4.870%	29,538.53	13,831.66	0.00	N/A	06/06/25	--	7,043,698.00	7,029,866.34	05/06/22
25	410929052	SS	Santa Rosa	CA	Actual/360	4.160%	25,983.41	12,951.42	0.00	N/A	06/11/25	--	7,253,432.93	7,240,481.51	09/11/23
26	416000193	MF	Natchitoches	LA	Actual/360	4.500%	25,983.61	12,017.79	0.00	N/A	07/01/25	04/01/25	6,705,446.89	6,693,429.10	09/01/23
27	416000195	MF	New Orleans	LA	Actual/360	4.900%	26,784.61	11,427.71	0.00	N/A	07/01/25	--	6,347,899.70	6,336,471.99	09/01/23

© 2021 Computershare. All rights reserved. Confidential.																Page 15 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
28	416000197	RT	Tipp City	OH	Actual/360	4.650%	23,005.51	11,542.16	0.00	N/A	08/01/25	--	5,745,393.41	5,733,851.25	09/01/23
29	310929997	RT	Hesperia	CA	Actual/360	4.570%	23,598.70	10,618.24	0.00	07/11/25	07/11/35	--	5,996,704.47	5,986,086.23	09/11/23
30	310929999	RT	Victorville	CA	Actual/360	4.570%	23,147.73	10,415.31	0.00	07/11/25	07/11/35	--	5,882,107.01	5,871,691.70	09/11/23
31	310929998	RT	Victorville	CA	Actual/360	4.570%	21,801.84	9,809.75	0.00	07/11/25	07/11/35	--	5,540,102.46	5,530,292.71	09/11/23
32	310929721	RT	Ridgecrest	CA	Actual/360	4.570%	21,537.60	9,690.85	0.00	07/11/25	07/11/35	--	5,472,955.19	5,463,264.34	09/11/23
33	300571346	RT	Macon	GA	Actual/360	5.110%	24,905.16	7,844.60	0.00	N/A	07/06/25	--	5,659,905.84	5,652,061.24	06/06/19
34	470095020	MF	Brooklyn	NY	Actual/360	3.680%	17,119.48	6,776.11	0.00	N/A	06/01/25	--	5,402,360.57	5,395,584.46	09/01/23
35	410928182	RT	Scotts Valley	CA	Actual/360	4.420%	19,379.68	10,736.90	0.00	N/A	06/11/25	--	5,091,728.19	5,080,991.29	09/11/23
36	300571339	MF	Austin	TX	Actual/360	4.730%	21,487.87	7,396.69	0.00	N/A	03/06/25	--	5,275,614.10	5,268,217.41	09/06/23
37	410929587	SS	Los Angeles	CA	Actual/360	4.660%	19,974.28	8,676.84	0.00	N/A	07/11/25	--	4,977,670.05	4,968,993.21	09/11/23
38	304340038	RT	Highland	NY	Actual/360	4.850%	19,170.30	8,929.29	0.00	N/A	08/01/25	--	4,590,162.25	4,581,232.96	09/01/23
39	470094810	RT	New York	NY	Actual/360	3.790%	13,842.40	9,729.52	0.00	N/A	08/01/25	--	4,241,435.74	4,231,706.22	09/01/23
40	304340040	Various Various		Various	Actual/360	4.780%	17,102.11	7,683.06	0.00	N/A	07/01/25	--	4,154,920.12	4,147,237.06	09/01/23
41	300571344	SS	Mentor	OH	Actual/360	4.970%	18,263.59	7,041.42	0.00	N/A	04/06/25	--	4,267,470.31	4,260,428.89	09/06/23
42	304340042	MH	Various	Various	Actual/360	4.250%	11,277.91	6,709.13	0.00	N/A	05/01/25	--	3,081,630.67	3,074,921.54	09/01/23
43	304340043	MH	Orlando	FL	Actual/360	4.880%	3,126.67	1,440.37	0.00	N/A	08/01/25	--	744,050.94	742,610.57	09/01/23
44	304340044	SS	Gold River	CA	Actual/360	4.250%	14,593.56	7,543.74	0.00	N/A	05/05/25	--	3,987,613.66	3,980,069.92	09/05/23
45	304340045	MH	Tucson	AZ	Actual/360	4.280%	14,482.37	6,870.06	0.00	N/A	06/01/25	--	3,929,495.05	3,922,624.99	09/01/23
46	304340046	RT	Rochester Hills	MI	Actual/360	4.580%	15,129.59	6,780.92	0.00	N/A	07/01/25	--	3,836,210.68	3,829,429.76	09/01/23
47	416000192	MF	Gainesville	GA	Actual/360	4.390%	13,751.00	7,706.31	0.00	N/A	06/01/25	--	3,637,562.85	3,629,856.54	09/01/23
48	416000202	RT	Sylvania	OH	Actual/360	4.980%	15,762.70	7,000.30	0.00	N/A	08/01/25	--	3,675,717.14	3,668,716.84	09/01/23
49	470945810	MF	Freeport	NY	Actual/360	3.790%	12,376.14	4,632.75	0.00	N/A	06/01/25	--	3,792,160.25	3,787,527.50	09/01/23
50	410927622	SS	Claremont	CA	Actual/360	4.430%	14,072.53	6,280.12	0.00	N/A	06/11/25	--	3,689,004.84	3,682,724.72	09/11/23
51	304340051	MF	Seattle	WA	Actual/360	4.660%	13,853.85	6,924.66	0.00	N/A	08/05/25	--	3,452,433.03	3,445,508.37	09/05/23
52	300571336	MF	Houston	TX	Actual/360	4.700%	13,559.36	6,278.54	0.00	N/A	06/06/25	--	3,350,288.06	3,344,009.52	09/06/23
53	470095450	MF	Bronx	NY	Actual/360	4.030%	11,094.58	7,112.99	0.00	N/A	07/01/25	--	3,197,028.49	3,189,915.50	09/01/23
55	410927599	IN	Napa	CA	Actual/360	4.520%	13,465.40	5,376.74	0.00	N/A	07/11/25	--	3,459,565.82	3,454,189.08	09/11/23
56	300571340	SS	Cheshire	CT	Actual/360	5.020%	13,891.64	5,289.65	0.00	N/A	03/06/25	--	3,213,591.44	3,208,301.79	09/06/23

© 2021 Computershare. All rights reserved. Confidential.																Page 16 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
57	304340057	MH	Baton Rouge	LA	Actual/360	4.610%	11,878.38	6,085.10	0.00	N/A	07/05/25	--	2,992,244.69	2,986,159.59	09/05/23
58	304340058	MH	Saint Cloud	FL	Actual/360	4.500%	11,534.80	6,199.19	0.00	N/A	06/05/25	--	2,976,721.71	2,970,522.52	09/05/23
59	304340059	SS	Bethlehem	PA	Actual/360	4.860%	12,449.01	5,777.28	0.00	N/A	08/01/25	--	2,974,673.60	2,968,896.32	09/01/23
60	470945950	MF	East Rockaway	NY	Actual/360	3.730%	10,760.01	0.00	0.00	N/A	07/01/25	--	3,350,000.00	3,350,000.00	09/01/23
61	470095160	MF	Briarcliff Manor	NY	Actual/360	3.710%	9,512.69	3,690.13	0.00	N/A	07/01/25	--	2,977,627.68	2,973,937.55	09/01/23
62	410927452	RT	Highland Heights	KY	Actual/360	4.720%	11,291.40	5,551.44	0.00	N/A	07/11/25	--	2,778,092.77	2,772,541.33	09/11/23
63	470095120	MF	White Plains	NY	Actual/360	3.940%	9,110.63	6,056.18	0.00	N/A	07/01/25	--	2,685,299.67	2,679,243.49	09/01/23
64	410928599	MF	Van Nuys	CA	Actual/360	4.520%	10,433.17	5,564.87	0.00	N/A	03/11/25	--	2,680,517.48	2,674,952.61	09/11/23
65	410929641	MH	Ravenna	OH	Actual/360	4.590%	10,469.59	5,403.86	0.00	N/A	07/11/25	--	2,648,853.10	2,643,449.24	09/11/23
66	304340066	MF	Seattle	WA	Actual/360	4.660%	10,635.62	5,316.08	0.00	N/A	08/05/25	--	2,650,439.35	2,645,123.27	09/05/23
67	600929180	MF	Shakopee	MN	Actual/360	4.690%	10,155.39	5,048.99	0.00	N/A	07/11/25	--	2,514,574.01	2,509,525.02	09/11/23
69	470945980	MF	Farmingdale	NY	Actual/360	3.720%	7,460.17	5,459.45	0.00	N/A	06/01/25	--	2,328,877.57	2,323,418.12	09/01/23
70	300571325	RT	Flower Mound	TX	Actual/360	4.390%	9,848.77	3,905.92	0.00	N/A	06/06/25	--	2,605,303.19	2,601,397.27	09/06/23
72	304340072	MF	Seattle	WA	Actual/360	4.660%	9,258.84	4,627.92	0.00	N/A	08/05/25	--	2,307,339.88	2,302,711.96	09/05/23
73	304340073	RT	Dayton	OH	Actual/360	4.980%	9,735.79	4,323.71	0.00	N/A	08/05/25	--	2,270,295.83	2,265,972.12	09/05/23
74	304340074	MH	Horn Lake	MS	Actual/360	4.650%	8,495.63	4,395.29	0.00	N/A	03/01/25	--	2,121,697.44	2,117,302.15	09/01/23
75	410929338	OF	Novi	MI	Actual/360	4.590%	8,189.92	4,227.22	0.00	N/A	07/11/25	--	2,072,085.97	2,067,858.75	09/11/23
76	410929198	MH	Kentwood	MI	Actual/360	4.690%	8,304.23	4,128.66	0.00	N/A	07/11/25	--	2,056,209.60	2,052,080.94	09/11/23
77	610928286	RT	Conyers	GA	Actual/360	4.760%	8,425.56	4,108.45	0.00	N/A	06/11/25	--	2,055,572.51	2,051,464.06	09/11/23
78	304340078	RT	Waynesville	NC	Actual/360	4.320%	7,555.46	4,349.66	0.00	N/A	06/01/25	--	2,031,038.24	2,026,688.58	09/01/23
80	470094960	MF	Brooklyn	NY	Actual/360	3.690%	5,955.84	4,387.81	0.00	N/A	07/01/25	--	1,874,378.97	1,869,991.16	09/01/23
81	304340081	MF	Seattle	WA	Actual/360	4.660%	7,272.84	3,635.23	0.00	N/A	08/05/25	--	1,812,420.46	1,808,785.23	09/05/23
82	470094660	MF	Elmhurst	NY	Actual/360	3.700%	5,188.52	5,551.17	0.00	N/A	07/01/25	--	1,628,480.81	1,622,929.64	09/01/23
84	470095140	MF	New York	NY	Actual/360	3.780%	6,510.00	0.00	0.00	N/A	07/01/25	--	2,000,000.00	2,000,000.00	09/01/23
85	470095420	MF	New York	NY	Actual/360	3.870%	6,665.00	0.00	0.00	N/A	07/01/25	--	2,000,000.00	2,000,000.00	09/01/23
86	479062900	RT	Hartwell	GA	Actual/360	4.730%	6,986.62	3,422.23	0.00	N/A	07/01/25	--	1,715,326.41	1,711,904.18	09/01/23
87	304340087	MH	Houston	TX	Actual/360	5.330%	7,812.40	3,057.97	0.00	N/A	08/01/25	--	1,702,151.17	1,699,093.20	09/01/23
88	410929382	SS	Tyler	TX	Actual/360	4.800%	6,392.79	3,051.19	0.00	N/A	07/11/25	--	1,546,643.71	1,543,592.52	09/11/23

© 2021 Computershare. All rights reserved. Confidential.																Page 17 of 33

					Mortgage Loan Detail (Part 1)

		Prop									Original Adjusted		Beginning	Ending	Paid
		Type			Interest		Scheduled	Scheduled	Principal	Anticipated Maturity Maturity			Scheduled	Scheduled	Through
Pros ID	Loan ID	(1)	City	State Accrual Type Gross Rate			Interest	Principal	Adjustments Repay Date Date			Date	Balance	Balance	Date
89	304340089	MH	El Paso	TX	Actual/360	4.400%	4,922.52	4,155.31	0.00	N/A	05/05/25	--	1,299,197.90	1,295,042.59	09/05/23
90	470094980	MF	New York	NY	Actual/360	3.890%	4,857.55	1,720.42	0.00	N/A	07/01/25	--	1,450,134.85	1,448,414.43	08/01/23
91	304340091	MH	Kiowa	CO	Actual/360	5.130%	5,944.33	2,499.99	0.00	N/A	08/01/25	--	1,345,631.57	1,343,131.58	09/01/23
92	470945280	MF	New York	NY	Actual/360	3.910%	5,050.42	0.00	0.00	N/A	06/01/25	--	1,500,000.00	1,500,000.00	09/01/23
93	304340093	SS	Murfreesboro	TN	Actual/360	4.630%	4,661.17	2,399.50	0.00	N/A	05/05/25	--	1,169,107.99	1,166,708.49	09/05/23
94	304340094	MH	Alvin	TX	Actual/360	5.330%	5,277.68	2,065.81	0.00	N/A	08/01/25	--	1,149,889.87	1,147,824.06	09/01/23
95	470095180	MF	New York	NY	Actual/360	3.720%	3,472.20	2,526.19	0.00	N/A	07/01/25	--	1,083,934.63	1,081,408.44	09/01/23
96	304340096	MF	Seattle	WA	Actual/360	4.660%	4,378.16	2,188.37	0.00	N/A	08/05/25	--	1,091,054.11	1,088,865.74	09/05/23
97	410928842	SS	Chandler	AZ	Actual/360	4.310%	3,924.93	2,268.31	0.00	N/A	06/11/25	03/11/25	1,057,536.39	1,055,268.08	09/11/23
98	470094910	MF	New York	NY	Actual/360	3.920%	3,530.23	2,379.95	0.00	N/A	06/01/25	--	1,045,822.90	1,043,442.95	09/01/23
99	470095400	MF	Sunnyside	NY	Actual/360	4.170%	4,050.52	1,242.36	0.00	N/A	08/01/25	--	1,128,017.73	1,126,775.37	09/01/23
100	304340100	MH	Cedar Springs	MI	Actual/360	5.500%	4,978.87	1,834.60	0.00	N/A	08/01/25	--	1,051,257.30	1,049,422.70	09/01/23
Totals							2,525,519.40	1,102,834.92	0.00				647,006,125.65	645,903,290.73
1 Property Type Codes
HC - Health Care			MU - Mixed Use	WH - Warehouse			MF - Multi-Family
SS - Self Storage			LO - Lodging	RT - Retail			SF - Single Family Rental
98 - Other			IN - Industrial	OF - Office			MH - Mobile Home Park
SE - Securities			CH - Cooperative Housing	ZZ - Missing Information/Undefined

© 2021 Computershare. All rights reserved. Confidential.																Page 18 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
1A	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
1	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
2	5,463,147.00	2,833,233.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
3	5,847,298.88	3,091,827.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
4	4,186,528.28	4,115,573.78	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
5	3,757,217.87	1,833,470.43	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	613.03	0.00
6	2,674,717.07	2,756,878.23	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
7	2,054,181.75	2,029,306.64	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
8	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
9	1,359,170.31	388,178.40	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
10	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
11	1,495,620.79	923,182.22	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
12	1,278,644.08	701,247.25	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
13	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
14	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
15	1,153,360.18	0.00	--	--	--	0.00	0.00	0.00	0.00	9,543.31	0.00
16	913,391.00	(938,441.25)	01/01/23	03/31/23	09/11/23	0.00	0.00	51,527.11	1,496,238.00	226,998.51	0.00
17	810,458.53	820,449.08	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
18	822,448.10	422,894.20	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
19	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
20	959,768.98	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
21	1,860,254.95	2,146,244.03	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
22	1,068,114.84	571,808.32	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
23	1,248,246.19	1,377,922.83	07/01/22	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
24	140,855.53	6,929.80	01/01/23	03/31/23	09/11/23	3,144,765.34	185,867.54	30,058.71	545,979.72	0.00	0.00
25	1,073,817.60	544,569.85	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
26	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
27	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

© 2021 Computershare. All rights reserved. Confidential.													Page 19 of 33

					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
28	655,180.70	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
29	607,956.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
30	552,696.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
31	526,620.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
32	462,580.72	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
33	201,188.00	66,087.00	01/01/23	03/31/23	06/12/23	3,225,275.65	656,503.17	18,470.40	1,001,591.56	0.00	0.00
34	417,850.43	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
35	818,278.88	202,896.52	01/01/23	03/31/23	--	0.00	0.00	0.00	0.00	0.00	0.00
36	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
37	996,880.95	458,770.35	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
38	561,641.82	279,641.41	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
39	360,581.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
40	820,294.75	462,551.24	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
41	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
42	534,745.68	301,925.38	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
43	150,695.08	103,829.33	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
44	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
45	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
46	332,220.00	166,110.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
47	750,913.02	404,694.83	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
48	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
49	327,698.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
50	632,453.21	329,638.63	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
51	227,367.14	104,915.17	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	4,315.33	0.00
52	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
53	310,329.76	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
55	452,587.95	246,453.88	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
56	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
57	437,404.56	207,291.90	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
58	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
59	504,913.70	263,210.00	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
60	84,683.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
61	124,422.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
62	363,709.84	176,404.44	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
63	240,256.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
64	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
65	596,453.74	302,196.08	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
66	149,088.11	77,946.58	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	2,874.13	0.00
67	458,743.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
69	191,729.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
70	300,431.48	145,999.28	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
72	183,802.57	76,826.34	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	2,994.55	0.00
73	283,552.38	138,557.19	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
74	393,737.92	223,385.70	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
75	247,155.16	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
76	540,970.27	321,920.46	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
77	169,710.46	92,785.01	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
78	210,542.20	105,271.10	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
80	243,703.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
81	204,663.31	118,194.03	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	9,172.94	0.00
82	88,541.51	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
84	92,168.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
85	114,436.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
86	226,216.00	214,434.00	01/01/22	09/30/22	--	0.00	0.00	0.00	0.00	0.00	0.00
87	282,888.41	139,338.37	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
88	205,139.77	115,594.51	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00

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					Mortgage Loan Detail (Part 2)

			Most Recent Most Recent Appraisal							Cumulative	Current
	Most Recent	Most Recent	NOI Start	NOI End	Reduction	Appraisal	Cumulative	Current P&I	Cumulative P&I	Servicer	NRA/WODRA
Pros ID	Fiscal NOI	NOI	Date	Date	Date	Reduction Amount	ASER	Advances	Advances	Advances	from Principal	Defease Status
89	164,723.47	101,479.70	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
90	57,239.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
91	309,376.68	172,330.46	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
92	40,462.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
93	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
94	193,173.04	132,075.30	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
95	85,841.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
96	78,698.69	43,450.52	01/01/23	06/30/23	--	0.00	0.00	0.00	0.00	0.00	0.00
97	0.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00	Full Defeasance
98	188,266.78	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
99	16,829.00	0.00	--	--	--	0.00	0.00	0.00	0.00	0.00	0.00
100	230,341.59	174,917.89	01/01/20	09/30/20	--	0.00	0.00	0.00	0.00	0.00	0.00
Totals	57,172,013.66	30,096,397.31				6,370,040.99	842,370.71	100,056.22	3,043,809.28	256,511.80	0.00

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Principal Prepayment Detail
			Unscheduled Principal	Prepayment Penalties
Pros ID	Loan Number	Amount	Prepayment / Liquidation Code	Prepayment Premium Amount	Yield Maintenance Amount
No principal prepayments this period
Note: Principal Prepayment Amount listed here may include Principal Adjustment Amounts on the loan in addition to the Unscheduled Principal Amount.

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								Historical Detail

						Delinquencies¹								Prepayments			Rate and Maturities
		30-59 Days		60-89 Days		90 Days or More	Foreclosure			REO		Modifications		Curtailments		Payoff	Next Weighted Avg.
Distribution
	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Balance	#	Amount	#	Amount	Coupon	Remit	WAM¹
Date
09/15/23	0	0.00	0	0.00	3	21,246,752.75	0	0.00	2	12,681,927.58	0	0.00	0	0.00	0	0.00	4.532950%	4.489690%	21
08/17/23	0	0.00	0	0.00	3	21,285,587.26	0	0.00	2	12,703,603.84	0	0.00	0	0.00	0	0.00	4.532973%	4.489713%	22
07/17/23	0	0.00	0	0.00	3	21,324,260.77	0	0.00	2	12,725,187.97	0	0.00	0	0.00	0	0.00	4.532996%	4.489735%	23
06/16/23	0	0.00	0	0.00	3	21,365,644.58	0	0.00	2	12,748,435.26	0	0.00	0	0.00	0	0.00	4.533021%	4.489761%	24
05/17/23	0	0.00	0	0.00	3	21,403,986.13	0	0.00	2	12,769,828.82	0	0.00	0	0.00	0	0.00	4.533043%	4.489783%	25
04/17/23	0	0.00	0	0.00	3	21,445,049.98	0	0.00	2	12,792,892.44	0	0.00	0	0.00	0	0.00	4.533068%	4.489807%	26
03/17/23	0	0.00	0	0.00	3	21,483,062.26	0	0.00	2	12,814,097.01	0	0.00	0	0.00	0	0.00	4.533090%	4.489829%	27
02/17/23	0	0.00	0	0.00	3	21,529,594.67	0	0.00	2	12,840,514.03	0	0.00	0	0.00	0	0.00	4.533121%	4.489859%	28
01/18/23	0	0.00	0	0.00	3	21,567,256.25	0	0.00	2	12,861,516.10	0	0.00	0	0.00	0	0.00	4.533142%	4.489880%	29
12/16/22	0	0.00	0	0.00	3	21,604,761.69	0	0.00	2	12,882,428.90	0	0.00	0	0.00	0	0.00	4.533162%	4.489900%	30
11/18/22	0	0.00	0	0.00	3	21,645,019.66	0	0.00	2	12,905,029.19	0	0.00	0	0.00	0	0.00	4.533186%	4.489923%	31
10/17/22	0	0.00	0	0.00	3	21,682,202.65	0	0.00	2	12,925,757.02	0	0.00	0	0.00	0	0.00	4.533206%	4.489943%	32
(1) Foreclosure and REO Totals are included in the delinquencies aging categories.

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Delinquency Loan Detail

		Paid		Mortgage			Outstanding		Servicing	Resolution
		Through	Months	Loan	Current P&I	Outstanding P&I	Servicer	Actual Principal	Transfer	Strategy	Bankruptcy	Foreclosure
Pros ID	Loan ID	Date	Delinquent	Status¹	Advances	Advances	Advances	Balance	Date	Code²	Date	Date	REO Date
16	416000198	04/01/21	28	6	51,527.11	1,496,238.00	528,705.13	9,052,743.91	03/23/20	11
24	300571334	05/06/22	15	6	30,058.71	545,979.72	300.00	7,251,832.40	02/15/19	7			10/23/20
33	300571346	06/06/19	50	6	18,470.40	1,001,591.56	7,137.90	6,025,000.00	02/12/19	7			05/05/20
90	470094980	08/01/23	0	B	0.00	0.00	0.00	1,450,134.85
Totals					100,056.22	3,043,809.28	536,143.03	23,779,711.16
1 Mortgage Loan Status							2 Resolution Strategy Code
A - Payment Not Received But Still in Grace Period 0 - Current				4 - Performing Matured Balloon			1 - Modification		6 - DPO		10 - Deed in Lieu of Foreclosures
B - Late Payment But Less Than 30 days			1 - 30-59 Days Delinquent	5 - Non Performing Matured Balloon			2 - Foreclosure		7 - REO		11- Full Payoff
Delinquent							3 - Bankruptcy		8 - Resolved		12 - Reps and Warranties
			2 - 60-89 Days Delinquent	6 - 121+ Days Delinquent
							4 - Extension		9 - Pending Return to Master Servicer		13 -	TBD
3 - 90-120 Days Delinquent
							5 - Note Sale		98 - Other

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				Collateral Stratification and Historical Detail
Maturity Dates and Loan Status¹

		Total	Performing	Non-Performing	REO/Foreclosure

Past Maturity		0	0	0		0
0 - 6 Months		0	0	0		0
7 - 12 Months		0	0	0		0
13 - 24 Months		623,051,956	601,805,203	8,564,825		12,681,928
25 - 36 Months		0	0	0		0
37 - 48 Months		0	0	0		0
49 - 60 Months		0	0	0		0
> 60 Months		22,851,335	22,851,335	0		0

Historical Delinquency Information

	Total	Current	30-59 Days	60-89 Days	90+ Days	REO/Foreclosure

Sep-23	645,903,291	624,656,538	0	0	8,564,825	12,681,928
Aug-23	647,006,126	625,720,538	0	0	8,581,983	12,703,604
Jul-23	648,104,660	626,780,399	0	0	8,599,073	12,725,188
Jun-23	649,270,160	627,904,515	0	0	8,617,209	12,748,435
May-23	650,359,865	628,955,879	0	0	8,634,157	12,769,829
Apr-23	651,516,852	630,071,802	0	0	8,652,158	12,792,892
Mar-23	652,597,795	631,114,733	0	0	8,668,965	12,814,097
Feb-23	653,890,016	632,360,421	0	0	8,689,081	12,840,514
Jan-23	654,961,702	633,394,445	0	0	8,705,740	12,861,516
Dec-22	656,029,209	634,424,447	0	0	8,722,333	12,882,429
Nov-22	657,164,797	635,519,777	0	0	8,739,990	12,905,029
Oct-22	658,223,713	636,541,511	0	0	8,756,446	12,925,757
(1) Maturity dates used in this chart are based on the dates provided by the Master Servicer in the Loan Periodic File.

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			Specially Serviced Loan Detail - Part 1
		Ending Scheduled				Net Operating				Remaining
Pros ID	Loan ID	Balance	Actual Balance	Appraisal Value	Appraisal Date	Income	DSCR	DSCR Date	Maturity Date	Amort Term
16	416000198	8,564,825.17	9,052,743.91	16,900,000.00	07/19/23	(1,044,266.25)	(6.72710)	03/31/23	08/01/25	262
24	300571334	7,029,866.34	7,251,832.40	6,100,000.00	08/07/23	(7,311.20)	(0.05610)	03/31/23	06/06/25	260
33	300571346	5,652,061.24	6,025,000.00	4,300,000.00	04/10/23	66,087.00	0.67260	03/31/23	07/06/25	262
Totals		21,246,752.75	22,329,576.31	27,300,000.00		(985,490.45)

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Specially Serviced Loan Detail - Part 2

Servicing
		Property		Transfer	Resolution
Pros ID	Loan ID	Type¹	State	Date	Strategy Code²		Special Servicing Comments
16	416000198	LO	AZ	03/23/20	11

Loan transferred due to a Borrower declared Imminent Monetary Default as a result of the Covid-19 pandemic. The Loan subsequently went into payment default. Borrower and Special Servicer entered into multiple rounds of negotiations regarding a potential forbearance. No forbearance was ever agreed to and Special Servicer filed a motion to appoint a Receiver for the Property with a status hearing set for 12/5/22. Motion denied but Cash Management has been implemented and Borrower continues to work on a sale of the asset. Continue to monitor sale of asset.

24	300571334	RT	Various	02/15/19	7

Lender took title in 2020 Q4. A property management company and leasing agent were engaged to stabilize operations before sale. Special Servicer is continuing to work on a lease up strategy to increase occupancy for the remaining assets that have not sol d and will target a disposition of the entire portfolio by end of 2023 - 1st Q 2024.

33	300571346	RT	GA	02/12/19	7

Title was transferred to the lender via foreclosure on 5/5/20. SVN was engaged as PM. A major lease with a gym was executed to backfill one of the anchor spaces, bringing occupancy up from 26% to 63%. Guitar Center renewed for a 10 year term. Sears vacated in November 2022 and occupancy is now 51.32%. New leasing of 2,028 SF executed and another 3,675 SF being finalized, bringing occupancy back to 58%.

1 Property Type Codes						2 Resolution Strategy Code
HC - Health Care			MU - Mixed Use		WH - Warehouse	1 - Modification	6 - DPO	10 - Deed in Lieu of Foreclosures
MF - Multi-Family			SS - Self Storage		LO - Lodging	2 - Foreclosure	7 - REO	11- Full Payoff
RT - Retail			SF - Single Family Rental		98 - Other	3 - Bankruptcy	8 - Resolved	12 - Reps and Warranties
IN - Industrial			OF - Office		MH - Mobile Home Park	4 - Extension	9 - Pending Return to Master Servicer	13 - TBD
SE - Securities			CH - Cooperative Housing		ZZ - Missing Information/Undefined	5 - Note Sale	98 - Other

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				Modified Loan Detail
		Pre-Modification		Post-Modification				Modification	Modification
						Modification	Modification Booking	Closing	Effective
		Balance	Rate	Balance	Rate
Pros ID	Loan Number					Code¹	Date	Date	Date
4	310929811	30,928,730.92	4.46000%	30,928,730.92	4.46000%	10	05/28/20	06/11/20	06/11/20
4	310929811	0.00	4.46000%	0.00	4.46000%	10	06/11/20	06/11/20	05/28/20
17	300571335	9,294,979.79	4.52500%	9,279,212.43	4.52500%	10	10/19/20	10/06/20	11/12/20
17	300571335	0.00	4.52500%	0.00	4.52500%	10	11/12/20	10/06/20	10/19/20
21	304340021	8,308,089.79	5.05000%	8,308,089.79	5.05000%	10	07/23/20	07/01/20	08/11/20
21	304340021	0.00	5.05000%	0.00	5.05000%	10	08/11/20	07/01/20	07/23/20
Totals		48,531,800.50		48,516,033.14
1 Modification Codes
1 - Maturity Date Extension		5 - Temporary Rate Reduction	8 - Other
2 - Amortization Change		6 - Capitalization on Interest	9 - Combination
3 - Principal Write-Off		7 - Capitalization on Taxes	10 - Forbearance
Note: Please refer to Servicer Reports for modification comments.

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Historical Liquidated Loan Detail
	Loan		Gross Sales					Current		Loss to Loan	Percent of
	Beginning	Most Recent	Proceeds or	Fees,	Net Proceeds	Net Proceeds		Period	Cumulative	with	Original
Loan	Scheduled	Appraised	Other	Advances,	Received on	Available for	Realized Loss	Adjustment to	Adjustment to	Cumulative	Loan
Pros ID¹ Number Dist.Date	Balance	Value or BPO	Proceeds	and Expenses	Liquidation	Distribution	to Loan	Loan	Loan	Adjustment	Balance
No liquidated loans this period
Note: Fees, Advances and Expenses also include outstanding P & I advances and unpaid fees (servicing, trustee, etc.).

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Historical Bond / Collateral Loss Reconciliation Detail

		Certificate	Reimb of Prior
		Interest Paid	Realized Losses		Loss Covered by					Total Loss
		from Collateral	from Collateral	Aggregate	Credit	Loss Applied to	Loss Applied to	Non-Cash	Realized Losses	Applied to
Loan	Distribution	Principal	Interest	Realized Loss to	Support/Deal	Certificate	Certificate	Principal	from	Certificate
Pros ID Number	Date	Collections	Collections	Loan	Structure	Interest Payment	Balance	Adjustment	NRA/WODRA	Balance
No realized losses this period

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			Interest Shortfall Detail - Collateral Level

			Special Servicing Fees									Modified
		Deferred						Non-		Reimbursement of	Other	Interest
	Interest	Interest						Recoverable	Interest on	Advances from	Shortfalls /	Reduction /
Pros ID	Adjustments	Collected	Monthly	Liquidation	Work Out	ASER	PPIS / (PPIE)	Interest	Advances	Interest	(Refunds)	(Excess)
16	0.00	0.00	1,847.51	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00	0.00
24	0.00	0.00	1,516.35	0.00	0.00	13,133.76	0.00	0.00	0.00	0.00	0.00	0.00
33	0.00	0.00	1,218.45	0.00	0.00	14,136.56	0.00	0.00	0.00	0.00	0.00	0.00
Total	0.00	0.00	4,582.31	0.00	0.00	27,270.32	0.00	0.00	0.00	0.00	0.00	0.00
Note: Interest Adjustments listed for each loan do not include amounts that were used to adjust the Weighted Average Net Rate of the mortgage loans.									Collateral Shortfall Total		31,852.63

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Supplemental Notes

None

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